Taxes - Income before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes
U.S. operations	$ (2,654)	$ (2,349)	$ (874)
Non-U.S. operations	7,491	4,921	8,080
Income from continuing operations before income taxes	$ 4,837	$ 2,572	$ 7,206